Expense Example, No Redemption - First Trust Enhanced Stocks Bonds & Gold ETF - First Trust Enhanced Stocks Bonds & Gold ETF	Nov. 18, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 97
Expense Example, No Redemption, 3 Years	$ 303